Income Tax	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Income Tax
12. INCOME TAX
The major components of income tax expense / benefit for the years ended December 31, 2021, 2020 and 2019 are:

	2021	2020	2019
Current income tax expense	(58)	(111)	(9)
Deferred tax (expense) / benefit	56	(119)	188
Tax provision	—	—	37

Income tax (expense) / benefit for the year	(2)	(230)	216

The major part of the Group’s
pre-tax
losses and income tax expenses / benefits is generated in Russia.
Pre-tax
gains or losses of the Group’s companies in Cyprus mainly relate to revaluation of financial instruments, interest expense and foreign exchange gains and losses and other items which are generally non-taxable
(non-deductible)
in that jurisdiction. These items affect
pre-tax
loss but do not have any impact on income tax expense / benefit.
Below is a reconciliation of theoretical income tax based on the Russian statutory income tax rate of 20% to the actual tax recorded in the consolidated statement of profit or loss and other comprehensive income:

	2021	2020	2019
Loss before income tax	(56,777)	(22,034)	(19,579)
Income tax benefit calculated at Russia’s statutory tax rate (20%)	11,355	4,407	3,915
Effect of unrecognized deferred tax assets	(10,227)	(3,669)	(3,463)
Effect of non-deductible expenses in determining taxable profit	(827)	(438)	(234)
Effect of accrued tax provision	—	—	37
Effect of foreign exchange gain/(loss) that is exempt from taxation	58	(255)	(39)
Effect of tax rates in foreign jurisdiction	(361)	(275)	—

Income tax (expense) / benefit for the year	(2)	(230)	216

Deferred tax assets have not been recognized in respect of tax losses and other deductible temporary differences in the cumulative amounts of 88,289 and 11,894, respectively, as at December 31, 2021, and tax losses in the amount of 43,700 and 2,430 as at December 31, 2020. The tax losses in amount of 87,738 do not expire, whereas tax losses of 7 expires within 1 year, 10 within 2 years, 123 within 3 years, 2 within 4 years and 409 within 5 years. Deferred tax assets have not been recognized in respect of tax losses and other deductible temporary differences, because it is not probable that sufficient taxable profit will be available in the foreseeable future against which the Group will be able to utilize the respective benefits.